/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending  May 31, 1999

MFS Government Markets Income Trust
Date        Identification   Shares RepurchaseRepurchase       NAV       Broker
            of Security                       Price
5/10/99     Shares of        30,000           6.3125           7.30      Merrill
            Beneficial                                                   Lynch
            Interest
5/11/99     Shares of        25,000           6.3125           7.29      Merrill
            Beneficial                                                   Lynch
            Interest
5/17/99     Shares of        45,000           6.25             7.20      Merrill
            Beneficial                                                   Lynch
            Interest
5/19/99     Shares of        50,000           6.25             7.21      Merrill
            Beneficial                                                   Lynch
            Interest
5/24/99     Shares of        20,000           6.25             7.22      Merrill
            Beneficial                                                   Lynch
            Interest
5/26/99     Shares of         25,000          6.25             7.22      Merrill
            Beneficial                                                   Lynch
            Interest










Total Shares Repurchased:  195,000
Remarks: None.

MFS Government Markets Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer